Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements
9.	Financial Instruments and Fair Value Measurements

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In this respect, the Company partially uses interest rate swaps to manage net exposure to interest rate fluctuations related to its borrowings.

The Company is a party of two interest rate swap agreements which do not qualify for hedge accounting and as such, the changes in their fair values are recognized in the statement of operations. The Company makes quarterly payments to the counterparty based on decreasing notional amounts, standing at $5,993 and $3,208, respectively as of December 31, 2011 at fixed rates of 5.07% and 5.55% respectively, and the counterparty makes quarterly floating-rate payments at LIBOR to the Company based on the same decreasing notional amounts. The swaps mature in September 2015 and July 2015, respectively.

The change in the fair value of the Company’s two interest rate swaps for the year ended December 31, 2011, 2010 and 2009 resulted in unrealized gains of $361, $129 and $560, respectively. The settlements on the interest rate swaps for the year ended December 31, 2011, 2010 and 2009 resulted in realized losses of $539, $594 and $671, respectively. The total of the change in fair value and settlements for the year ended December 31, 2011, 2010 and 2009 aggregate to losses of $178, $465 and $111, respectively, which is separately reflected in “Loss on derivative instruments” in the accompanying consolidated statements of operations.

As of December 31, 2011 the Company was in breach of certain of its financial covenants relating to loan agreements (Note 10). Thus the cross default provisions of the swap agreements would be activated and as such and in accordance with the guidance related to classification of obligations that are callable by the creditor, the Company has classified the entire long-term amount of $377 as current at December 31, 2011. In this respect the total fair value amounting to $760 is reflected in “Derivative financial instruments-current portion” in the accompanying consolidated balance sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of income.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$760	$583

	Derivative financial instruments - net of current portion	—	—	—	538

	Total derivatives	$—	$—	$760	$1,121

The Effect of Derivative Instruments on the Statement of Operations for the Years Ended December 31, 2011, 2010 and 2009

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Gain (Loss) Recognized on Derivative Location	2011	2010	2009
Interest rate swaps	Loss on derivative instruments	$178	$465	$111

Total		$178	$465	$111

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	Cash and cash equivalents, restricted cash, accounts receivable and accounts payable: The carrying values reported in the consolidated balance sheets for those financial instruments are reasonable estimates of their fair values due to their short-term nature.

•	Long-term debt: The fair values of long-term bank loans approximate the recorded values due to the variable interest rates payable.

•	Derivative financial instruments: The fair values of the Company’s derivative financial instruments equate to the amount that would be paid or received by the Company if the agreements were cancelled at the reporting date, taking into account current market data per instrument and the Company’s or counterparty’s creditworthiness, as appropriate.

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1: Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Unobservable inputs that are not corroborated by market data and that are significant to the fair value of the assets or liabilities.

The Company’s derivative financial instruments are valued using pricing models that are used to value similar instruments by market participants. Where possible, the Company verifies the values produced by its pricing models to market prices. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit spreads, measures of volatility and correlations of such inputs. The Company’s derivatives trade in liquid markets, and as such, model inputs can generally be verified and do not involve significant management judgment. Such instruments are typically classified within Level 2 of the fair value hierarchy.

The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	2011	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$760	$—	$760	$—

Total	$760	$—	$760	$—

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date:

	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Non -Recurring measurements:	2010	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$13,606	$—	$13,606	$—
Vessels, net	15,000		15,000

Total	$28,606	$—	$28,606	$—

Non -Recurring measurements:	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$45,272	$—	$45,272	$—

Total	$45,272	$—	$45,272	$—

In accordance with the provisions of relevant guidance, as of December 31, 2011, the Company compared the carrying values of the M/V Free Hero , the M/V Free Jupiter , the M/V Free Impala and the M/V Free Neptune which were classified as held for sale in the accompanying consolidated balance sheet for the year ended December 31, 2011 (Note 6), with their estimated fair market values less costs to sell and recognized an impairment loss of $23,483 in the accompanying consolidated statements of operations.

The Company according to the provisions of ASC 360, has classified the M/V Free Hero as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2010 at her estimated market value less costs to sell, as all criteria required for the classification as “Held for Sale” were met at the balance sheet date. The vessel’s carrying value was adjusted to $13,606 at the date of its classification as held for sale. Furthermore subsequent to December 31, 2010, at the direction of the Company’s Board of Directors, and after obtaining the respective lenders consent (FBB), the Company initiated a plan of sale of the vessels M/V Free Neptune and M/ V Free Impala within the context of its plans to fund its working capital requirements. The Company has individually assessed for recoverability the carrying values of each of the above vessels, including unamortized deferred dry docking costs of $631. In performing its assessment, the Company compared the carrying values of these vessels with their estimated fair values at December 31, 2010. As a result of this assessment the Company has recognized an impairment loss of $26,631 in the accompanying 2010 consolidated statement of operations, of which $17,253 relates to the M/V Free Impala and $9,378 to the M/V Free Hero . No impairment loss was recognized for the M/V Free Neptune as its fair value exceeded its carrying value.